Share-Based Payments - Impact on Net Income (Detail) - 2004 Stock Plan, Amended and Restated [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 669	$ 586	$ 523
Tax benefit for share-based compensation expense	(198)	(179)	(173)
Share-based payment expense, net of tax	471	407	350
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	306	270	249
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	165	150	140
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	147	96	56
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	36	37	37
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	11	30	34
Directors' compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 4	$ 3	$ 7